UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-00242

Natixis Funds Trust II

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: September 30

Date of reporting period: December 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LOOMIS SAYLES MASSACHUSETTS TAX FREE INCOME FUND — PORTFOLIO OF

INVESTMENTS

Investments as of December 31, 2007 (Unaudited)

Principal Amount	Description	Value (†)
Tax Exempt Obligations — 97.2% of Net Assets
	Commonwealth of Massachusetts — 3.3%
$2,000,000	Consolidated Loan, Series C, 5.250%, 8/01/2022 (FSA insured)	$2,188,860

	Martha’s Vineyard, MA — 1.5%
1,000,000	Land Bank Revenue, 5.000%, 5/01/2032 (AMBAC insured)	1,028,620

	Massachusetts Bay Transportation Authority — 5.3%
3,000,000	Series A, Unrefunded, 6.500%, 11/01/2014 (AMBAC insured)	3,564,060

	Massachusetts Development Finance Agency — 16.2%
1,000,000	Cambridge Street Development, Series A, 5.125%, 2/01/2034 (MBIA insured)	1,030,130
1,450,000	Curry College, Series A, 5.000%, 3/01/2036 (ACA insured)	1,306,537
1,000,000	Hampshire College, 5.625%, 10/01/2024	1,027,820
1,000,000	Mount Holyoke College, 5.250%, 7/01/2031	1,037,390
2,000,000	Simmons College, Series H, 5.250%, 10/01/2033 (XLCA Insured)	2,197,380
2,800,000	Springfield Resource Recovery, Series A, 5.625%, 6/01/2019	2,893,828
1,100,000	Visual and Performing Arts, 6.000%, 8/01/2021	1,303,929

		10,797,014

	Massachusetts Health & Educational Facilities Authority — 39.6%
1,160,000	Baystate Medical Center, Series F, 5.700%, 7/01/2027	1,195,125
1,500,000	Berklee College of Music, Series A, 5.000%, 10/01/2032	1,509,090
2,000,000	Boston University, Series S, 5.000%, 10/01/2039 (FGIC insured)	2,046,940
1,000,000	Catholic Health East, 5.500%, 11/15/2032	1,099,960
3,000,000	Harvard University, Series N, 6.250%, 4/01/2020	3,697,350
1,000,000	Lahey Clinic Medical Center, Series D, 5.250%, 8/15/2037	1,000,690
750,000	Milford Regional Medical Center, Series E, 5.000%, 7/15/2032	656,040
850,000	Milford Regional Medical Center, Series E, 5.000%, 7/15/2037	730,949
2,568,000	Nichols College Series C, 6.000%, 10/01/2017	2,605,441
2,000,000	Partners Healthcare Systems, Series B, 5.250%, 7/01/2029	2,035,480
2,500,000	Partners Healthcare Systems, Series C, 5.750%, 7/01/2021	2,644,575
1,500,000	Sterling & Francine Clark, Series A, 5.000%, 7/01/2036	1,557,810
2,000,000	University of Massachusetts, Series C, 5.125%, 10/01/2034 (FGIC insured)	2,068,220
1,000,000	Wellesley College, Series F, 5.125%, 7/01/2039	1,021,030
1,315,000	Wheaton College, Series E, 5.000%, 7/01/2017	1,370,440
1,030,000	Williams College, Series H, 5.000%, 7/01/2017	1,095,467

		26,334,607

	Massachusetts Housing Finance Agency — 3.5%
545,000	Series A, 5.200%, 12/01/2037	538,455
1,985,000	Single Family Housing, Series 126, 4.700%, 6/01/2038(b)	1,792,852

		2,331,307

	Massachusetts Port Authority — 4.5%
1,750,000	Delta Air Lines, Inc. Project, Series A, 5.500%, 1/01/2019 (AMBAC insured)	1,811,985
1,200,000	Series A, 5.000%, 7/01/2033 (MBIA insured)	1,223,052

		3,035,037

	Massachusetts Water Resources Authority — 7.0%
1,000,000	General, Series A, 5.250%, 8/01/2020 (MBIA insured)	1,096,930
3,000,000	Series A, 6.500%, 7/15/2019 (FGIC insured)	3,568,770

		4,665,700

	Michigan Hospital Finance Authority — 1.6%
1,000,000	Oakwood Obligated Group, 5.500%, 11/01/2017	1,060,130

	New Jersey Economic Development Authority — 1.5%
1,000,000	Cigarette Tax, 5.625%, 6/15/2018	1,005,030

	Puerto Rico Commonwealth Aqueduct & Sewer Authority — 4.9%
3,000,000	Aqueduct & Sewer Authority, 6.250%, 7/01/2013	3,281,910

	Puerto Rico Commonwealth Infrastructure Financing Authority — 2.2%
1,500,000	Series B, 5.000%, 7/01/2031	1,449,705

	Puerto Rico Public Finance Corp. — 4.7%
3,000,000	Commonwealth Appropriation, Series A, 5.750%, 8/01/2027(b)	3,133,560

	Tarrant County, TX, Cultural Educational Facilities Finance Corp. — 1.4%
1,000,000	Buckner Retirement Services, Inc. Project, 5.250%, 11/15/2037	943,910

	Total Tax Exempt Obligations (Identified Cost $63,418,996)	64,819,450

LOOMIS SAYLES MASSACHUSETTS TAX FREE INCOME FUND — PORTFOLIO OF

INVESTMENTS (continued)

Investments as of December 31, 2007 (Unaudited)

Principal Amount	Description	Value (†)
Short-Term Investments — 0.8%
$549,400	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2007 at 3.250% to be repurchased at $549,499 on 1/02/2008, collateralized by $560,000 Federal Home Loan Bank, 2.750% due 3/14/2008 valued at $562,800 including accrued interest(c) (Identified Cost $549,400)	$549,400

	Total Investments — 98.0% (Identified Cost $63,968,396)(a)	65,368,850
	Other assets less liabilities—2.0%	1,356,520

	Net Assets — 100%	$66,725,370

(†)	Debt securities for which market quotations are readily available (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and the subadvisers and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Future contracts are priced at their most recent settlement price. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of FAS 157 will have on the Fund’s financial statements.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Accretion of market discount on debt securities is excluded for tax purposes):

At December 31, 2007, the net unrealized appreciation on investments based on a cost of $63,968,379 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$2,398,639
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(998,168)

Net unrealized appreciation	$1,400,471

At September 30, 2007, the Fund had a capital loss carryover of approximately $358,303 of which $204,147 expires on September 30, 2010 and $154,156 expires on September 30, 2013. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Variable rate security whose interest rate varies with changes in a designated base rate (such as the prime interest rate) on a specified date (such as coupon date or interest payment date). The coupon rate shown represents the rate at period end.

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LOOMIS SAYLES MASSACHUSETTS TAX FREE INCOME FUND — PORTFOLIO OF

INVESTMENTS (continued)

Investments as of December 31, 2007 (Unaudited)

(c)	The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund’s policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities.

The Fund primarily invests in debt obligations issued by the Commonwealth of Massachusetts and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Fund is more susceptible to factors adversely affecting issuers of Massachusetts municipal securities than is a comparable municipal bond fund that is not so concentrated. Uncertain economic and fiscal conditions may affect the ability of issuers of Massachusetts municipal securities to meet their financial obligations.

ACA	American Capital Access
AMBAC	American Municipal Bond Assurance Corp.
FGIC	Financial Guarantee Insurance Company
FSA	Financial Security Assurance, Inc.
MBIA	Municipal Bond Investors Assurance Corp.
XLCA	XL Capital Assurance, Inc.

Holdings at December 31, 2007 as a Percentage of Net Assets (Unaudited)

College & Universities	32.5%
Water & Sewer	14.1
Hospital	14.0
State Appropriation	13.3
Airport	4.6
Resource Recovery	4.3
Single-Family Housing	3.5
Insurance	3.3
Other, less than 2% each	7.6

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ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust II

By:	/s/ John T. Hailer
Name:	John T. Hailer
Title:	President and Chief Executive Officer
Date:	February 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Hailer
Name:	John T. Hailer
Title:	President and Chief Executive Officer
Date:	February 21, 2008

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	February 21, 2008